(9) DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
DEFERRED TAX ASSETS AND LIABILITIES

9.1 Breakdown of tax assets and liabilities

	Dec 31, 2018	Dec 31, 2017
Social contribution credit (debit)
Tax losses carryforwards	137,577	103,903
Tax benefit of merged intangible	97,288	105,065
Temporarily nondeductible/taxable differences	(292,257)	(305,677)
Subtotal	(57,392)	(96,708)

Income tax credit (debit)
Tax losses carryforwards	382,359	303,543
Tax benefit of merged goodwill	315,189	342,262
Temporarily nondeductible/taxable differences	(809,917)	(844,948)
Subtotal	(112,369)	(199,141)

PIS and COFINS credit (debit)
Temporarily nondeductible/taxable differences	(10,086)	(10,543)

Total	(179,847)	(306,392)

Total tax credit	956,380	943,199
Total tax debit	(1,136,227)	(1,249,591)

9.2 Tax benefit of merged intangible

Refers to the tax benefit calculated on the intangible derived from the acquisition of subsidiaries, as shown in the following table, which had been incorporated and is recognized in accordance with Instructions No. 319/99 and No. 349/01 issued by the Brazilian Securities and Exchange Commission (“CVM”). The benefit is realized proportionally to the tax amortization of the merged intangible that gave rise to it, during the remaining concessions period, as shown in note 14.

	December 31, 2018		December 31, 2017
	Social contribution	Income tax	Social contribution	Income tax
CPFL Paulista	41,246	114,572	45,872	127,421
CPFL Piratininga	10,180	34,938	11,215	38,491
RGE	-	-	21,513	88,843
RGE Sul (RGE)	45,863	153,618	26,466	73,515
CPFL Geração	-	12,061	-	13,992
Total	97,288	315,189	105,065	342,262

9.3 Accumulated balances of temporarily nondeductible/nontaxable differences

	Social contribution	Income tax	PIS/COFINS	Social contribution	Income tax	PIS/COFINS
Temporarily nondeductible differences
Provision for tax, civil and labor risks	57,635	160,096	-	53,687	149,130	-
Private pension fund	2,913	8,093	-	2,331	6,476	-
Allowance for doubtful debts	30,316	84,211	-	27,354	75,985	-
Free energy supply	9,166	25,462	-	8,382	23,284	-
Research and development and energy efficiency programs	27,506	76,405	-	21,851	60,697	-
Personnel-related provisions	5,208	14,467	-	4,111	11,420	-
Depreciation rate difference	4,764	13,235	-	5,535	15,374	-
Derivatives	(58,698)	(163,051)	-	(48,848)	(135,690)	-
Recognition of concession - adjustment of intangible asset (IFRS)	(6,399)	(17,775)	-	(7,291)	(20,253)	-
Recognition of concession - adjustment of financial asset (IFRS)	(148,561)	(410,608)	(7,823)	(117,527)	(324,387)	(7,881)
Actuarial losses (IFRS)	26,001	72,223	-	25,716	71,432	-
Financial instruments (IFRS)	(5,111)	(14,194)	-	(5,291)	(14,694)	-
Others	(18,834)	(52,471)	(2,263)	(15,803)	(41,815)	(2,662)
Temporarily nondeductible differences - accumulated comprehensive income:
Property, plant and equipment - adjustment of deemed cost (IFRS)	(48,806)	(135,572)	-	(51,961)	(144,336)	-
Actuarial losses (IFRS)	58,071	161,307	-	36,607	101,687	-
Temporarily nondeductible differences - Business combination - CPFL Renováveis
Deferred taxes - asset:
Provision for tax, civil and labor risks	11,620	32,277	-	13,188	36,635	-
Fair value of property, plant and equipment (negative value added of assets)	19,817	55,047	-	21,294	59,150	-
Deferred taxes - liability:
Value added derived from determination of deemed cost	(24,690)	(68,584)	-	(26,201)	(72,779)	-
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(227,199)	(631,106)	-	(246,669)	(685,190)	-
Other temporary differences	(6,976)	(19,379)	-	(6,145)	(17,071)	-
Total	(292,257)	(809,917)	(10,086)	(305,677)	(844,947)	(10,543)

9.4 Reconciliation of the income tax and social contribution amounts recognized in the statements of income for the years ended December 31, 2018, 2017 and 2016:

	2018		2017		2016
	Social contribution	Income tax	Social contribution	Income tax	Social contribution	Income tax
Profit before taxes	2,939,977	2,939,977	1,846,670	1,846,670	1,380,547	1,380,547
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(334,198)	(334,198)	(312,390)	(312,390)	(311,414)	(311,414)
Amortization of intangible asset acquired	48,649	62,756	48,649	62,756	48,649	62,756
Effect of presumed profit regime	(242,700)	(289,923)	(198,554)	(237,739)	(175,110)	(234,827)
Adjustment of revenue from excess demand and excess reactive power	153,302	153,302	134,778	134,778	119,272	119,272
Tax incentive - operating profit	-	(52,336)	-	(71,340)	-	(112,232)
Other permanent additions (exclusions), net	101,581	87,162	74,015	82,631	6,420	(24,063)
Tax base	2,666,611	2,566,740	1,593,168	1,505,367	1,068,364	880,040
Statutory rate	9%	25%	9%	25%	9%	25%
Tax credit (debit)	(239,995)	(641,685)	(143,385)	(376,342)	(96,153)	(220,010)
Recognized (unrecognized) tax credit, net	26,323	81,375	(25,342)	(58,559)	(54,706)	(130,621)
Total	(213,673)	(560,310)	(168,727)	(434,901)	(150,859)	(350,631)

Current	(227,464)	(578,381)	(153,543)	(387,076)	(244,015)	(623,183)
Deferred	13,792	18,071	(15,185)	(47,825)	93,156	272,552

Amortization of intangible asset acquired – Refers to the permanent nondeductible portion of amortization of intangible assets derived from the acquisition of investees (note 14).

Recognized (unrecognized) tax assets, net – the recognized tax assets refer to the amount of tax assets on tax loss carryforwards recorded as a result of review of projections of future profits. The unrecognized tax assets refer to losses generated for which currently there is no reasonable assurance that sufficient future taxable profits will be generated to absorb them.

The deferred income tax and social contribution revenue recorded in the statement of profit or loss in the amount of R$ 31,863 refers to (i) income tax and social contribution losses (revenue of R$ 112,491); (ii) tax benefit of the merged intangible (expenses of R$ 34,850) and (iii) temporary differences (expenses of R$ 45,778).

9.5 Income tax and social contribution amounts recognized in equity

The deferred income tax and social contribution recognized directly in equity (other comprehensive income) in 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	Social Contribution	Income tax	Social Contribution	Income tax	Social Contribution	Income tax
Actuarial losses (gains)	313,243	313,243	(166,857)	(166,857)	527,436	527,436
Effects of asset ceiling	6,617	6,617	21,399	21,399	(8,738)	(8,738)
Basis of calculation	319,860	319,860	(145,458)	(145,458)	518,698	518,698
Statutory rate	9%	25%	9%	25%	9%	25%
Calculated taxes	(28,787)	(79,965)	13,092	36,365	(46,683)	(129,675)
Limitation on recognition (reversal) of tax credits	7,325	20,347	-	-	13,720	38,112
Taxes recognized in other comprehensive income	(21,462)	(59,618)	13,092	36,365	(32,962)	(91,562)

9.6 Unrecognized deferred tax assets

As of December 31, 2018, the parent company has tax credits on tax loss carryforwards that were not recognized amounting to R$ 82,573 since currently there is not probable that taxable profits will be available in the future. This amount can be recognized in the future, according to the annual reviews of taxable profit projections.

Some subsidiaries have also income tax and social contribution credits on tax loss carryforwards that were not recognized because currently there is no reasonable assurance that sufficient future taxable profits will be generated to absorb them. At December 31, 2018, the main subsidiaries that have such non-recognized income tax and social contribution credits are CPFL Renováveis (R$ 794,240), RGE Sul (R$ 127,449), Sul Geradora (R$ 72,673), CPFL Telecom (R$ 32,983) and CPFL Jaguari Geração (R$ 2,473). These tax losses can be carried forward indefinitely.